Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of research and development expenses

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Staff costs	(114,090)	(90,722)
Hardware development costs	(18,308)	(108)
IT and software expenses	(32,463)	(8,366)
Depreciation and amortization	(20,966)	(25,082)
Professional services	(13,230)	(3,127)
Other costs	(6,817)	(3,800)
Total research and development expenses	(205,874)	(131,205)